ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 28.8%
	APPAREL & TEXTILE PRODUCTS - 1.0%
6,773	NIKE, Inc., Class B	$ 792,509

	BANKING - 2.9%
22,362	Bank of America Corporation	740,628
11,078	Citigroup, Inc.	501,058
15,551	Fifth Third Bancorp	510,228
2,766	JPMorgan Chase & Company	370,921
6,604	Wells Fargo & Company	272,679
		2,395,514
	CABLE & SATELLITE - 0.5%
12,107	Comcast Corporation, Class A	423,382

	E-COMMERCE DISCRETIONARY - 1.0%
9,160	Amazon.com, Inc.(a)	769,440

	ENTERTAINMENT CONTENT - 0.8%
7,056	Walt Disney Company (The)(a)	613,025

	HEALTH CARE REIT - 0.3%
22,861	Medical Properties Trust, Inc.	254,672

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
908	Goldman Sachs Group, Inc. (The)	311,789

	INSURANCE - 0.5%
5,953	American International Group, Inc.	376,468

	INTERNET MEDIA & SERVICES - 1.6%
4,307	Airbnb, Inc., CLASS A(a)	368,249
8,760	Alphabet, Inc., Class C(a)	777,275
576	Netflix, Inc.(a)	169,851
		1,315,375

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 28.8% (Continued)
	LEISURE FACILITIES & SERVICES - 0.4%
3,418	Starbucks Corporation	$ 339,066

	MORTGAGE FINANCE - 9.0%
328,397	AGNC Investment Corporation	3,398,909
183,298	Annaly Capital Management, Inc.	3,863,922
		7,262,831
	OFFICE REIT - 0.0%(b)
1,071	Orion Office REIT, Inc.	9,146

	RETAIL - CONSUMER STAPLES - 1.0%
752	Costco Wholesale Corporation	343,288
1,843	Target Corporation	274,681
1,300	Walmart, Inc.	184,327
		802,296
	RETAIL - DISCRETIONARY - 0.6%
1,613	Home Depot, Inc. (The)	509,482

	RETAIL REIT - 1.0%
11,896	Realty Income Corporation	754,563

	SEMICONDUCTORS - 1.7%
8,227	Advanced Micro Devices, Inc.(a)	532,863
2,388	Applied Materials, Inc.	232,543
13,835	Intel Corporation	365,659
3,792	Micron Technology, Inc.	189,524
		1,320,589
	SOFTWARE - 3.3%
2,710	Crowdstrike Holdings, Inc., Class A(a)	285,336
5,410	Microsoft Corporation	1,297,426
2,152	Palo Alto Networks, Inc.(a)	300,290
3,403	Salesforce, Inc.(a)	451,204
7,670	Shopify, Inc., Class A(a)	266,226
		2,600,482

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares					Fair Value
	COMMON STOCKS — 28.8% (Continued)
	TECHNOLOGY HARDWARE - 0.5%
3,079	Apple, Inc.				$ 400,054

	TECHNOLOGY SERVICES - 1.2%
5,402	Fiserv, Inc.(a)				545,980
6,345	PayPal Holdings, Inc.(a)				451,891
					997,871
	TELECOMMUNICATIONS - 0.6%
12,151	Verizon Communications, Inc.				478,749

	TRANSPORTATION & LOGISTICS - 0.5%
2,165	United Parcel Service, Inc., Class B				376,364

	TOTAL COMMON STOCKS (Cost $29,654,433)				23,103,667

	EXCHANGE-TRADED FUNDS — 4.7%
	EQUITY - 4.7%
9,878	SPDR S&P 500 ETF Trust				3,777,644

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,797,645)				3,777,644

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 41.6%
	BANKING — 21.2%
2,400,000	Bank of America Corporation(c)	H15T5Y + 1.200%	2.4820	09/21/36	1,774,959
4,600,000	Bank of America Corporation(c)	H15T5Y + 2.000%	3.8460	03/08/37	3,832,924
3,300,000	Citigroup, Inc.		4.1250	07/25/28	3,083,917
100,000	JPMorgan Chase & Company		4.2500	10/01/27	96,530
5,900,000	JPMorgan Chase & Company(c)	SOFRRATE + 2.580%	5.7170	09/14/33	5,819,522
2,500,000	US Bancorp(c)	SOFRRATE + 2.110%	4.9670	07/22/33	2,387,416
					16,995,268
	INSTITUTIONAL FINANCIAL SERVICES — 7.9%

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 7.9% (Continued)
6,900,000	Morgan Stanley(c)	SOFRRATE + 2.620%	5.2970	04/20/37	$ 6,348,446

	SPECIALTY FINANCE — 12.5%
4,000,000	American Express Company(c)	SOFRRATE + 2.255%	4.9890	05/26/33	3,869,645
6,600,000	Capital One Financial Corporation(c)	SOFRRATE + 2.370%	5.2680	05/10/33	6,169,490
					10,039,135
	TOTAL CORPORATE BONDS (Cost $35,612,460)				33,382,849

	MUNICIPAL BONDS — 0.9%
	WATER AND SEWER — 0.9%
1,000,000	City of Cincinnati OH Water System Revenue		2.6260	12/01/40	731,110

	TOTAL MUNICIPAL BONDS (Cost $1,020,467)				731,110

	U.S. GOVERNMENT & AGENCIES — 102.0%
	AGENCY FIXED RATE — 91.8%
41,359,290	Fannie Mae Pool(e)		5.5000	11/01/52	41,539,027
101,178	Ginnie Mae I Pool		6.0000	09/15/32	104,022
77,186	Ginnie Mae I Pool		6.0000	01/15/33	79,277
32,149	Ginnie Mae I Pool		6.0000	06/15/33	34,129
301,579	Ginnie Mae I Pool(e)		6.5000	10/15/37	311,722
855,487	Ginnie Mae I Pool(e)		4.0000	01/15/46	851,092
1,187,225	Ginnie Mae I Pool(e)		4.0000	01/15/48	1,138,677
814,836	Ginnie Mae I Pool(e)		4.0000	03/15/48	778,901
651,972	Ginnie Mae I Pool(e)		4.0000	03/15/48	624,026
764,857	Ginnie Mae I Pool(e)		4.0000	04/15/48	731,764
581,561	Ginnie Mae I Pool(e)		4.0000	05/15/48	555,045
723,214	Ginnie Mae I Pool(e)		4.5000	05/15/48	708,757
570,409	Ginnie Mae I Pool(e)		4.0000	08/15/48	545,729
491,834	Ginnie Mae I Pool(e)		4.0000	11/15/48	470,553

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 102.0% (Continued)
	AGENCY FIXED RATE — 91.8% (Continued)
1,094,302	Ginnie Mae I Pool(e)	4.5000	02/15/49	$ 1,079,935
3,834,324	Ginnie Mae I Pool(e)	4.0000	07/15/49	3,665,210
659,867	Ginnie Mae I Pool(e)	4.5000	02/15/50	651,204
1,366,791	Ginnie Mae II Pool(e)	4.0000	09/20/47	1,307,472
1,033,536	Ginnie Mae II Pool(e)	4.5000	02/20/48	1,006,873
831,745	Ginnie Mae II Pool(e)	4.0000	03/20/48	804,326
1,269,340	Ginnie Mae II Pool(e)	4.0000	03/20/48	1,216,898
1,009,392	Ginnie Mae II Pool(e)	4.5000	07/20/48	993,796
582,044	Ginnie Mae II Pool(e)	4.5000	09/20/48	571,611
1,423,076	Ginnie Mae II Pool(e)	4.5000	02/20/49	1,397,566
1,800,194	Ginnie Mae II Pool(e)	4.0000	02/20/50	1,718,554
7,367,876	Ginnie Mae II Pool(e)	5.5000	10/20/52	7,535,048
2,002,316	Ginnie Mae II Pool(e)	6.5000	10/20/52	2,132,715
1,188,844	Ginnie Mae II Pool	6.0000	12/20/52	1,244,512
				73,798,441
	AGENCY MBS OTHER — 10.2%
39,850	Ginnie Mae I Pool	7.0000	07/15/24	39,796
44,834	Ginnie Mae I Pool	7.5000	12/15/24	44,819
33,550	Ginnie Mae I Pool	7.0000	02/15/25	33,488
45,992	Ginnie Mae I Pool	7.5000	02/15/25	46,023
43,625	Ginnie Mae I Pool	7.5000	04/15/25	43,579
48,249	Ginnie Mae I Pool	8.0000	05/15/25	48,307
33,418	Ginnie Mae I Pool	7.5000	06/15/25	33,432
42,212	Ginnie Mae I Pool	7.5000	06/15/25	42,322
32,075	Ginnie Mae I Pool	7.5000	06/15/25	32,087
48,405	Ginnie Mae I Pool	7.5000	09/15/25	48,409
41,478	Ginnie Mae I Pool	7.5000	12/15/25	41,521
25,000	Ginnie Mae I Pool	7.0000	02/15/26	25,071
41,133	Ginnie Mae I Pool	7.0000	04/15/26	41,251
25,000	Ginnie Mae I Pool	7.5000	05/15/26	25,051
25,000	Ginnie Mae I Pool	7.0000	06/15/26	24,970
42,647	Ginnie Mae I Pool	7.5000	07/15/26	42,734
38,823	Ginnie Mae I Pool	7.0000	08/15/26	38,777
48,072	Ginnie Mae I Pool	7.0000	08/15/26	47,997

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 102.0% (Continued)
	AGENCY MBS OTHER — 10.2% (Continued)
49,114	Ginnie Mae I Pool	7.0000	08/15/26	$ 49,055
36,020	Ginnie Mae I Pool	7.0000	08/15/26	35,966
45,992	Ginnie Mae I Pool	7.0000	08/15/26	45,922
43,602	Ginnie Mae I Pool	7.5000	09/15/26	43,640
47,125	Ginnie Mae I Pool	7.0000	10/15/26	47,060
39,181	Ginnie Mae I Pool	7.0000	11/15/26	39,131
48,979	Ginnie Mae I Pool	7.0000	01/15/27	48,946
27,344	Ginnie Mae I Pool	7.0000	01/15/27	27,294
25,000	Ginnie Mae I Pool	7.0000	01/15/27	25,405
31,687	Ginnie Mae I Pool	7.0000	03/15/27	31,706
48,076	Ginnie Mae I Pool	7.0000	03/15/27	48,030
25,000	Ginnie Mae I Pool	7.0000	03/15/27	25,405
25,000	Ginnie Mae I Pool	7.0000	04/15/27	25,405
28,189	Ginnie Mae I Pool	7.0000	04/15/27	28,138
37,614	Ginnie Mae I Pool	6.5000	05/15/27	37,538
25,000	Ginnie Mae I Pool	7.0000	05/15/27	25,012
71,286	Ginnie Mae I Pool	6.5000	06/15/27	71,126
25,000	Ginnie Mae I Pool	7.0000	06/15/27	25,405
25,000	Ginnie Mae I Pool	7.0000	06/15/27	24,990
42,686	Ginnie Mae I Pool	6.5000	07/15/27	42,596
43,520	Ginnie Mae I Pool	6.5000	07/15/27	43,428
36,642	Ginnie Mae I Pool	7.0000	07/15/27	36,615
39,459	Ginnie Mae I Pool	7.0000	08/15/27	40,098
28,583	Ginnie Mae I Pool	7.0000	08/15/27	28,571
43,132	Ginnie Mae I Pool	7.0000	08/15/27	43,129
45,309	Ginnie Mae I Pool	7.0000	08/15/27	45,331
32,734	Ginnie Mae I Pool	7.0000	09/15/27	32,701
25,000	Ginnie Mae I Pool	7.0000	03/15/28	25,416
45,057	Ginnie Mae I Pool	6.5000	04/15/28	44,966
25,000	Ginnie Mae I Pool	7.0000	04/15/28	25,416
25,000	Ginnie Mae I Pool	7.0000	06/15/28	25,416
25,000	Ginnie Mae I Pool	7.0000	04/15/29	24,987
25,000	Ginnie Mae I Pool	7.0000	06/15/29	25,377
25,000	Ginnie Mae I Pool	7.0000	07/15/29	25,377

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 102.0% (Continued)
	AGENCY MBS OTHER — 10.2% (Continued)
25,000	Ginnie Mae I Pool	7.0000	09/15/29	$ 25,377
35,993	Ginnie Mae I Pool	7.0000	11/15/29	36,536
33,338	Ginnie Mae I Pool	7.0000	01/15/30	33,321
34,119	Ginnie Mae I Pool	7.0000	01/15/30	34,096
25,000	Ginnie Mae I Pool	7.0000	02/15/30	25,590
25,000	Ginnie Mae I Pool	7.0000	03/15/30	25,590
25,000	Ginnie Mae I Pool	7.0000	03/15/30	25,393
25,000	Ginnie Mae I Pool	7.0000	05/15/30	25,033
25,000	Ginnie Mae I Pool	7.0000	05/15/30	25,590
40,836	Ginnie Mae I Pool	7.0000	05/15/30	40,822
38,156	Ginnie Mae I Pool	7.0000	05/15/30	38,139
25,000	Ginnie Mae I Pool	7.0000	05/15/30	25,393
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,418
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,393
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,033
45,756	Ginnie Mae I Pool	7.0000	06/15/30	45,748
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,590
25,000	Ginnie Mae I Pool	7.0000	07/15/30	25,590
40,738	Ginnie Mae I Pool	7.0000	07/15/30	40,724
41,433	Ginnie Mae I Pool	7.0000	08/15/30	41,420
25,000	Ginnie Mae I Pool	7.0000	08/15/30	25,019
25,000	Ginnie Mae I Pool	7.0000	08/15/30	25,418
34,540	Ginnie Mae I Pool	7.0000	09/15/30	35,355
45,189	Ginnie Mae I Pool	7.0000	09/15/30	45,249
41,711	Ginnie Mae I Pool	7.0000	09/15/30	42,367
41,521	Ginnie Mae I Pool	7.0000	10/15/30	41,552
25,000	Ginnie Mae I Pool	7.0000	10/15/30	25,418
44,210	Ginnie Mae I Pool	7.0000	11/15/30	44,201
85,518	Ginnie Mae I Pool	7.0000	12/15/30	85,644
48,134	Ginnie Mae I Pool	6.5000	01/15/31	48,025
30,400	Ginnie Mae I Pool	7.0000	01/15/31	30,906
44,416	Ginnie Mae I Pool	7.0000	01/15/31	45,159
44,094	Ginnie Mae I Pool	7.0000	02/15/31	44,085
55,148	Ginnie Mae I Pool	6.5000	03/15/31	55,046

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 102.0% (Continued)
	AGENCY MBS OTHER — 10.2% (Continued)
25,000	Ginnie Mae I Pool		6.5000	03/15/31	$ 24,954
86,993	Ginnie Mae I Pool		6.5000	03/15/31	86,774
135,608	Ginnie Mae I Pool(e)		6.5000	03/15/31	136,805
25,000	Ginnie Mae I Pool		6.5000	03/15/31	24,957
25,000	Ginnie Mae I Pool		6.5000	04/15/31	24,957
36,832	Ginnie Mae I Pool		6.5000	04/15/31	36,765
82,353	Ginnie Mae I Pool		6.5000	04/15/31	82,203
61,253	Ginnie Mae I Pool		6.5000	05/15/31	61,107
99,018	Ginnie Mae I Pool		6.5000	05/15/31	98,833
25,000	Ginnie Mae I Pool		6.5000	05/15/31	24,954
25,000	Ginnie Mae I Pool		6.5000	06/15/31	24,957
40,278	Ginnie Mae I Pool		6.5000	08/15/31	40,205
37,484	Ginnie Mae I Pool		6.5000	08/15/31	37,420
238,216	Ginnie Mae I Pool(e)		6.5000	11/15/31	244,006
385,354	Ginnie Mae I Pool(e)		6.5000	11/15/31	394,485
139,922	Ginnie Mae I Pool(e)		6.5000	01/15/32	139,776
91,808	Ginnie Mae I Pool		6.0000	08/15/32	91,292
96,504	Ginnie Mae I Pool		6.0000	08/15/32	95,840
571,344	Ginnie Mae I Pool(e)		6.5000	08/15/32	590,110
291,574	Ginnie Mae I Pool(e)		6.0000	09/15/32	295,818
421,051	Ginnie Mae I Pool(e)		6.5000	02/15/33	434,246
105,400	Ginnie Mae I Pool		6.0000	04/15/33	104,727
311,940	Ginnie Mae I Pool(e)		6.0000	08/15/33	317,166
308,854	Ginnie Mae I Pool(e)		5.0000	04/15/38	306,786
635,756	Ginnie Mae I Pool(e)		5.0000	06/15/38	632,657
713,669	Ginnie Mae I Pool(e)		5.0000	09/15/38	711,386
					8,186,658
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $83,763,257)				81,985,099

Contracts(d)
	EQUITY OPTIONS PURCHASED(a) - 0.6%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.6%
315	SPDR S&P 500 ETF Trust	03/17/2023	$ 355	$ 12,046,545	186,165
335	SPDR S&P 500 ETF Trust	03/17/2023	365	12,811,405	275,370
	TOTAL PUT OPTIONS PURCHASED (Cost - $421,818)				461,535

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Fair Value

	TOTAL INVESTMENTS - 178.6% (Cost $154,270,080)			$ 143,441,904
	LIABILITIES IN EXCESS OF OTHER ASSETS - (78.6)%			(63,130,800)
	NET ASSETS - 100.0%			$ 80,311,104

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
190	CBOT 10 Year US Treasury Note	03/22/2023	$ 21,336,430	$ 187,867
123	CBOT US Long Bond Future	03/22/2023	15,417,312	230,532
	TOTAL FUTURES CONTRACTS			$ 418,399

REVERSE REPURCHASE AGREEMENTS
Principal Amount ($)	Counterparty	Acquired Date	Interest (%)	Maturity	Fair Value
$ (2,984,000)	Amherst Pierpont	12/7/2022	4.5500	1/9/2023	$ (2,984,000)
(4,680,000)	Goldman Sachs	12/21/2022	4.6900	1/4/2023	(4,680,000)
(33,600,000)	INTL FCStone	12/28/2022	4.6000	1/4/2023	(33,600,000)
(24,091,000)	South Street	12/7/2022	4.5000	1/9/2023	(24,091,000)
TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $65,355,000)					$ (65,355,000)

ETF	- Exchange-Traded Fund
MBS	- Mortgage Backed Security
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Variable rate security; the rate shown represents the rate on December 31, 2022.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	This security has been pledged as collateral for securities sold under agreements to repurchase of $76,539,738.